UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1.  Schedule of Investments

Plumb Balanced Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 62.60%
Administrative and Support Services - 1.95%
Priceline Group, Inc. (a)	450	$781,983
Beverage and Tobacco Product Manufacturing - 5.80%
Brown-Forman Corp. - Class B	11,000	755,370
Constellation Brands, Inc. - Class A	4,800	1,097,136
PepsiCo., Inc.	4,000	479,680
		2,332,186
Chemical Manufacturing - 3.55%
Johnson & Johnson	5,000	698,600
Portola Pharmaceuticals, Inc. (a)	15,000	730,200
		1,428,800
Computer and Electronic Product Manufacturing - 10.02%
Apple, Inc.	4,500	761,535
Medtronic PLC (b)	7,500	605,625
Microchip Technology, Inc.	7,500	659,100
NVIDIA Corp.	4,000	774,000
NXP Semiconductors NV (a)(b)	5,000	585,450
QUALCOMM, Inc.	10,000	640,200
		4,025,910
Credit Intermediation and Related Activities - 4.40%
Discover Financial Services	12,000	923,040
FleetCor Technologies, Inc. (a)	4,400	846,692
		1,769,732
Data Processing, Hosting and Related Services - 8.87%
Fiserv, Inc. (a)	5,000	655,650
Mastercard, Inc. - Class A	6,000	908,160
Visa, Inc. - Class A	10,000	1,140,200
WEX, Inc. (a)	6,100	861,503
		3,565,513
Merchant Wholesalers, Durable Goods - 1.98%
Honeywell International, Inc.	5,200	797,472
Miscellaneous Manufacturing - 2.74%
ABIOMED, Inc. (a)	1,500	281,115
Intuitive Surgical, Inc. (a)	2,250	821,115
		1,102,230
Nonstore Retailers - 1.75%
Amazon.com, Inc. (a)	600	701,682
Oil and Gas Extraction - 2.01%
Phillips 66	8,000	809,200
Other Information Services - 5.44%
Alibaba Group Holding Ltd. - ADR (a)(b)	2,500	431,075
Alphabet, Inc. - Class A (a)	500	526,700
Alphabet, Inc. - Class C (a)	500	523,200
Facebook, Inc. - Class A (a)	4,000	705,840
		2,186,815
Pipeline Transportation - 1.46%
Enbridge, Inc. (b)	15,000	586,650
Professional, Scientific, and Technical Services - 2.88%
Exact Sciences Corp. (a)	12,000	630,480
Jack Henry & Associates, Inc.	4,500	526,320
		1,156,800

Publishing Industries (except Internet) - 5.55%
ANSYS, Inc. (a)	5,700	841,263
Microsoft Corp.	8,500	727,090
Tyler Technologies, Inc. (a)	3,750	663,938
		2,232,291
Rental and Leasing Services - 1.92%
Synchrony Financial	20,000	772,200
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.25%
Yum China Holdings, Inc.	12,500	500,250
Telecommunications - 1.03%
Tencent Holdings Ltd. - ADR (b)	8,000	415,360
TOTAL COMMON STOCKS Cost ($14,574,788)		25,165,074

CORPORATE BONDS - 28.34%	PRINCIPAL AMOUNT	FAIR VALUE
Broadcasting (except Internet) - 1.28%
Time Warner Cable LLC
4.000%, 09/01/2021	$500,000	515,379
Chemical Manufacturing - 1.21%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	486,537
Computer and Electronic Product Manufacturing - 2.59%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	529,540
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	513,578
		1,043,118
Credit Intermediation and Related Activities - 3.22%
Bank of the Ozarks, Inc.
5.500%, 07/01/2026	500,000	531,693
Wells Fargo & Co.
7.980%, 03/29/2049	750,000	763,088
		1,294,781
Food Manufacturing - 1.31%
Ingredion, Inc.
4.625%, 11/01/2020	500,000	525,572

Health and Personal Care Stores - 1.96%
CVS Pass-Through Trust
6.943%, 01/10/2030	239,204	280,135
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	506,267
		786,402
Insurance Carriers and Related Activities - 1.33%
Old Republic International Corp.
4.875%, 10/01/2024	500,000	536,333
Merchant Wholesalers, Durable Goods - 1.26%
KLA-Tencor Corp.
3.375%, 11/01/2019	500,000	508,458
Merchant Wholesalers, Nondurable Goods - 1.26%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	504,755
Nonmetallic Mineral Product Manufacturing - 1.83%
Owens Corning
4.200%, 12/15/2022	700,000	734,768
Plastics and Rubber Products Manufacturing - 1.26%
Carlisle Cos, Inc.
3.500%, 12/01/2024	500,000	504,703

Professional, Scientific, and Technical Services - 1.26%
Dun & Bradstreet Corp.
4.625%, 12/01/2022	500,000	507,619
Publishing Industries (except Internet) - 3.84%
CA, Inc.
2.875%, 08/15/2018	500,000	502,513
4.500%, 08/15/2023	500,000	523,111
Symantec Corp.
4.200%, 09/15/2020	500,000	516,250
		1,541,874
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.73%
Citigroup, Inc. (c)
2.717% (3 Month LIBOR USD + 1.350%), 04/25/2024	500,000	501,000
Fidelity National Financial, Inc.
5.500%, 09/01/2022	500,000	552,180
JPMorgan Chase & Co.
6.750%, 01/29/2050	750,000	850,313
		1,903,493
TOTAL CORPORATE BONDS Cost ($11,301,763)		11,393,792

GOVERNMENT SECURITIES & AGENCY ISSUES - 4.94%
Executive, Legislative, and Other General Government Support - 4.94%
United States Treasury Notes
1.250%, 04/30/2019	1,000,000	992,227
1.250%, 05/31/2019	1,000,000	991,855
TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES Cost ($1,997,935)		1,984,082

	SHARES	FAIR VALUE
PREFERRED STOCKS - 1.17%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.17%
Goldman Sachs Group, Inc. (c)	20,814	470,188
4.000% (3 Month LIBOR USD + 0.670%), 11/27/2017
TOTAL PREFERRED STOCKS Cost ($453,629)		470,188

SHORT TERM INVESTMENTS - 2.55%
Money Market Funds - 2.55%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.140% (d)	1,026,926	1,026,926
TOTAL SHORT TERM INVESTMENTS Cost ($1,026,926)		1,026,926

Total Investments (Cost $29,355,041) - 99.60%		40,040,062
Other Assets in Excess of Liabilities - 0.40%		160,009
TOTAL NET ASSETS - 100.00%		$40,200,071

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 2.11%, Canada: 1.46%, Ireland: 1.51%, Netherlands: 1.46%, Luxembourg: 1.26%.
(c)	Variable rate security. The rate listed is as of December 31, 2017.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 94.35%
Administrative and Support Services - 5.63%
PayPal Holdings, Inc. (a)	8,000	$588,960
Priceline Group, Inc. (a)	500	868,870
		1,457,830
Beverage and Tobacco Product Manufacturing - 7.60%
Brown-Forman Corp. - Class B	11,000	755,370
Constellation Brands, Inc. - Class A	5,300	1,211,421
		1,966,791
Chemical Manufacturing - 3.20%
Portola Pharmaceuticals, Inc. (a)	17,000	827,560
Computer and Electronic Product Manufacturing - 13.48%
Apple, Inc.	5,000	846,150
NVIDIA Corp.	4,000	774,000
NXP Semiconductors NV (a)(b)	7,000	819,630
QUALCOMM, Inc.	10,000	640,200
Trimble, Inc. (a)	10,000	406,400
		3,486,380
Credit Intermediation and Related Activities - 7.66%
Discover Financial Services	12,000	923,040
FleetCor Technologies, Inc. (a)	5,500	1,058,365
		1,981,405
Data Processing, Hosting and Related Services - 16.55%
First Data Corp. (a)	20,000	334,200
Fiserv, Inc. (a)	5,200	681,876
Mastercard, Inc. - Class A	6,300	953,568
Visa, Inc. - Class A	10,500	1,197,210
WEX, Inc. (a)	7,900	1,115,717
		4,282,571
Merchant Wholesalers, Durable Goods - 3.02%
Honeywell International, Inc.	5,100	782,136
Miscellaneous Manufacturing - 5.56%
ABIOMED, Inc. (a)	3,000	562,230
Intuitive Surgical, Inc. (a)	2,400	875,856
		1,438,086
Nonstore Retailers - 3.16%
Amazon.com, Inc. (a)	700	818,629
Other Information Services - 5.66%
Alibaba Group Holding Ltd. - ADR (a)(b)	3,000	517,290
Alphabet, Inc. - Class A (a)	900	948,060
		1,465,350
Professional, Scientific, and Technical Services - 5.45%
Exact Sciences Corp. (a)	13,500	709,290
Jack Henry & Associates, Inc.	6,000	701,760
		1,411,050
Publishing Industries (except Internet) - 9.98%
ANSYS, Inc. (a)	6,700	988,853
Dassault Systemes SE - ADR (b)	7,500	795,300
Tyler Technologies, Inc. (a)	4,500	796,725
		2,580,878

Rental and Leasing Services - 2.98%
Synchrony Financial	20,000	772,200
Telecommunications - 4.42%
Tencent Holdings Ltd. - ADR (b)	22,000	1,142,240
TOTAL COMMON STOCKS Cost ($14,153,076)		24,413,106

SHORT TERM INVESTMENTS - 5.69%
Money Market Funds - 5.69%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.14% (c)	1,471,496	1,471,496
TOTAL SHORT TERM INVESTMENTS Cost ($1,471,496)		1,471,496

Total Investments (Cost $15,624,572) - 100.04%		25,884,602
Liabilities in Excess of Other Assets - (0.04)%		(10,661)
TOTAL NET ASSETS - 100.00%		$25,873,941

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 6.41%, France: 3.07%, Netherlands: 3.17%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2017.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$25,165,074	$-	$-	$25,165,074
Corporate Bonds*	-	11,393,792	-	11,393,792
Government Securities & Agency Issues*	-	1,984,082	-	1,984,082
Preferred Stocks*	470,188	-	-	470,188
Money Market Funds	1,026,926	-	-	1,026,926
Total	$26,662,188	$13,377,874	$-	$40,040,062

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$24,413,106	$-	$-	$24,413,106
Money Market Funds	1,471,496	-	-	1,471,496
Total	$25,884,602	$-	$-	$25,884,602

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2017, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the schedules of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title) /s/ Thomas G. Plumb
                                           Thomas G. Plumb, President

Date  February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                             Thomas G. Plumb, President

Date  February 22, 2018

By (Signature and Title)* /s/ Nathan Plumb
                                             Nathan Plumb, Chief Financial Officer, Wisconsin Capital Management

Date  February 22, 2018

* Print the name and title of each signing officer under his or her signature.